S000064846 [Member] Investment Strategy - Nuveen ESG High Yield Corporate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Index. The Index utilizes certain environmental, social, and governance (“ESG”) criteria to select from the securities included in the Bloomberg U.S. High Yield Very Liquid Index (the “Base Index”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Index is maintained by Bloomberg Index Services Limited (“Bloomberg”) pursuant to an agreement between Bloomberg and MSCI ESG Research LLC (“MSCI ESG Research” and, together with Bloomberg, the “Index Providers”). A substantial portion of Index constituents may be restricted securities, including Rule 144A securities. Neither the Fund’s investment adviser, sub-adviser, nor their affiliates has any discretion to select Index components or change the Index methodology. As of October 31, 2025, the Index was comprised of 639 securities.
The Index draws from the universe defined by the Base Index, which is comprised of U.S. dollar-denominated, below investment grade, corporate bonds with above average liquidity issued by U.S. and non-U.S. governments and corporations. Below investment grade securities are commonly referred to as “high yield” or “junk” bonds. To be included in the Base Index, a bond must be rated high yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, Standard & Poor’s and Fitch or, if ratings are not available from all three agencies, in accordance with the Base Index methodology’s “high yield” credit quality classification rules. Bonds in default do not qualify for inclusion in the Base Index. The Base Index is comprised of fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year regardless of optionality, and have $500 million or more of outstanding face value. To be eligible for inclusion in the Base
Index, a bond must have been issued in the past 5 years. The Base Index also limits the exposure of each issuer to 2% of the Base Index.
The Index identifies fixed income securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research. With respect to corporate debt securities, ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Companies are scored and ranked against industry peers using a consistent set of key performance indicators to determine relative ESG strength. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations related to ESG matters. Index rules exclude companies with significant activities in the following controversial businesses: alcohol production, tobacco production, nuclear power, gambling, and weapons and firearms production. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Corporate debt securities that meet a minimum ESG rating threshold are eligible for inclusion in the Index. Eligible securities are then market value weighted within each sector, with sector weights in the Index adjusted to mirror the sector exposure of the Base Index. Eligible securities are sorted into a series of groups according to credit rating and ESG score. The Index allocates weight to each group seeking to maximize the ESG-rating with consideration for market value, Base Index sector weight, Base Index credit quality, and given the level of tracking error capacity.
The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally invests in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Index is rebalanced and reconstituted monthly. ESG ratings employed by the Index are generally updated annually on a rolling basis, but may be reviewed more frequently in the Index Providers’ discretion. The Fund makes corresponding changes to its portfolio shortly after any Index changes are made public.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.